ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS (Schedule of Reconciliation of US GAAP TO IFRS) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
CURRENT ASSETS, US GAAP	$ 394,084	$ 290,414
CURRENT ASSETS, Adjustments
CURRENT ASSETS, IFRS	394,084
PROPERTY AND EQUIPMENT, NET, US GAAP	419,111	350,039
PROPERTY AND EQUIPMENT, NET, Adjustments
PROPERTY AND EQUIPMENT, NET, IFRS	419,111
LONG TERM ASSETS, US GAAP	70,951
LONG TERM ASSETS, Adjustments	(10,412)
LONG TERM ASSETS, IFRS	60,539
TOTAL ASSETS	884,146	705,887
TOTAL ASSETS, Adjustments	(10,412)
TOTAL ASSETS, IFRS	873,734
LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES, US GAAP	300,325	139,916
CURRENT LIABILITIES, Adjustments	25,622
CURRENT LIABILITIES, IFRS	325,947
LONG-TERM LIABILITIES, US GAAP	388,260
LONG-TERM LIABILITIES, Adjustments	24,075
LONG-TERM LIABILITIES, IFRS	412,335
Total liabilities	688,585	564,639
Total liabilities, Adjustments	49,697
Total liabilities, IFRS	738,282
TOTAL EQUITY	195,561	141,248	220,025	174,703
TOTAL EQUITY, Adjustments	(60,109)
TOTAL EQUITY, IFRS	135,452	64,018
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	884,146	705,887
TOTAL LIABILITIES AND SHAREHOLDERS'' EQUITY, Adjustments	(10,412)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY, IFRS	873,734
Reconciliation of Profit and Loss from US GAAP to IFRS
PROFIT BEFORE INCOME TAX AND EXCLUDING OTHER FINANCING EXPENSE, NET, US GAAP	29,290
PROFIT BEFORE INCOME TAX AND EXCLUDING OTHER FINANCING EXPENSE, NET, Adjustments	(905)
PROFIT BEFORE INCOME TAX AND EXCLUDING OTHER FINANCING EXPENSE, NET, IFRS	28,385
OTHER FINANCING EXPENSE, NET	(55,404)	(27,838)	(27,583)
OTHER FINANCING EXPENSE, NET, Adjustments	21,556
OTHER FINANCING EXPENSE, NET, IFRS	(33,848)
LOSS BEFORE INCOME TAX	(26,114)	(117,048)	(62,943)
LOSS BEFORE INCOME TAX BENEFIT, Adjustments	20,651
LOSS BEFORE INCOME TAX BENEFIT, IFRS	(5,463)
INCOME TAX BENEFIT, US GAAP	24,742	9,388	(7,326)
INCOME TAX BENEFIT, Adjustments
INCOME TAX BENEFIT, IFRS	24,742
PROFIT (LOSS)	(1,372)	(107,660)	(70,269)
PROFIT (LOSS) FOR THE PERIOD, Adjustments	20,651
PROFIT (LOSS) FOR THE PERIOD, IFRS	19,279
NET LOSS ATTRIBUTABLE TO NON CONTROLLING INTEREST, US GAAP	5,635
NET LOSS ATTRIBUTABLE TO NON CONTROLLING INTEREST, Adjustments
NET LOSS ATTRIBUTABLE TO NON CONTROLLING INTEREST, IFRS	5,635
NET PROFIT (LOSS) ATTRIBUTABLE TO THE COMPANY	4,263	(107,660)	(70,269)
NET PROFIT ATTRIBUTABLE TO THE COMPANY, Adjustments	20,651
Net profit (loss) in accordance with IFRS	24,914	(110,339)	(65,911)
Reconciliation of net loss from US GAAP to IFRS
Net profit (loss) in accordance with US GAAP	4,263	(107,660)	(70,269)
Financial Instruments	21,556	(1,619)	4,232
Pension plans	(1,314)	(1,166)
Termination Benefits	409	106	126
Net profit (loss) in accordance with IFRS	24,914	(110,339)	(65,911)
Reconciliation of shareholders' equity from US GAAP to IFRS
Shareholders' equity in accordance with US GAAP	195,561	141,248	220,025	174,703
Financial Instruments	(54,656)	(71,368)
Termination Benefits	1,547	1,138
Goodwill	(7,000)	(7,000)
Shareholders' equity in accordance with IFRS	135,452	64,018
Reconciliation of goodwill from US GAAP to IFRS
Goodwill in accordance with US GAAP	7,000	7,000
Goodwill	(7,000)	(7,000)
Goodwill in accordance with IFRS
Reconciliation of other assets from US GAAP to IFRS
Other assets in accordance with US GAAP	10,018	11,547
Financial Instruments	(3,412)	(4,860)
Other assets in accordance with IFRS	6,606	6,687
Reconciliation of short term bank debt and current maturities of loans and debentures from US GAAP to IFRS
Short-term bank debt and current maturities of loans and debentures in accordance with US GAAP	119,999	36,441
Financial Instruments	25,622	(93)
Short term bank debt and current maturities of loans and debentures in accordance with IFRS	145,621	36,348
Reconciliation of long term debentures from US GAAP to IFRS
Long term debentures in accordance with US GAAP	107,311	208,146
Financial Instruments	25,622	66,508
Long term debentures in accordance with IFRS	132,933	274,654
Reconciliation of other long term liabilities from US GAAP to IFRS
Other long term liabilities in accordance with US GAAP	22,924	21,703
Termination Benefits	(1,547)	(1,138)
Other long-term liabilities in accordance with IFRS	$ 21,377	$ 20,565